INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
INCOME TAXES
Provision for income taxes
For the Three Months Ended
	May 31, 2020	May 31, 2019
Current	$-	$-
Deferred	-	-
Total provision for income tax expense (benefit)	-	-

For the Years Ended
	February 29, 2020	February 28, 2019
Current
USA	$-	$-
Hong Kong	-	-
China	-	-
Subtotal	-	-

Deferred
USA
Deferred tax assets for NOL carryforwards	389,598	--
Valuation allowance	(389,598)	-
Net changes in deferred income tax expense (benefit)	-	-

Hong Kong
Deferred tax assets for NOL carryforwards	-	-
Valuation allowance	-	-
Net changes in deferred income tax expense (benefit)		-
China
Deferred tax assets for NOL carryforwards	477,589	-
Valuation allowance	(477,589)	-
Net changes in deferred income tax expense (benefit)	-	-
Total provision for income tax expense (benefit)	$-	$-

Reconciliation of the statutory tax rate
	For the Three Months Ended
	May 31, 2020	May 31, 2019
PRC statutory rate	25.0%	-%
Temporary difference between US GAAP and PRC tax accounting	(25.0)%	-%
Effective income tax rate	-%	-%

	For the Years Ended
	February 29, 2020	February 28, 2019
U.S. statutory tax benefit	(21.0)%	-%
Permanent difference	20.0%	-%
Change in deferred tax asset valuation allowance	1.0%	-%
Hong Kong statutory tax benefit	(16.5)%	(16.5)%
Change in deferred tax asset valuation allowance	16.5%	16.5%
China statutory tax benefit	(25.0)%	-%
Permanent difference	-%	-%
Change in deferred tax asset valuation allowance	25.0%	-%
Effective income tax rate	-%	-%

Component of deferred income tax assets
	As of
	May 31, 2020	February 29, 2020
Net operating loss carry-forward	$879,671	$867,187
Other receivable	488,130	482,963
Deferred revenue	11,683	11,559
Valuation allowance	(1,379,483)	(1,361,709)
Net deferred income tax assets	$-	$-

	For the Years Ended
	February 29, 2020	February 28, 2019
Net operating loss carry-forward	$867,187	$-
Other receivable	482,963	-
Deferred revenue	11559	-
Valuation allowance	(1,361,709)	-
Net deferred income tax assets	$-	$-